Other investments	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other investments

8.	Other investments

	2024	2023
	USD	USD

Unquoted shares - at cost
As at 1 April/31 March	28,768	28,768
Disposal during year	(26,046)	-

As at 31 March	2,722	28,768

Less: Accumulated impairment loss
As at 1 April	(28,748)	(28,405)
Addition during the financial year	-	(343)
Reversal of accumulated impairment loss	26,046	-

As at 31 March	(2,702)	(28,748)

Exchange differences	(20)	(20)

	-	-

As of 31 March 2023, the Group had carried out an assessment on fair value of these balances and the corresponding fair value loss of USD343 has been taken up in the profit or loss. There is no fair value loss as of 31 March 2024.